As filed with the Securities and Exchange Commission on March 17, 2003
                                                   1933 Act File No. 333-89784
                                                   1940 Act File No. 811-21110

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 2
                                    and/or
[  ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [  ] Amendment No. ___

                   OFI TREMONT CORE DIVERSIFIED HEDGE FUND
               (Exact Name of Registrant Specified in Charter)

                    498 Seventh Avenue, New York, NY 10018
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1-800-858-9826
             (Registrant's Telephone Number, Including Area Code)

                           Katherine P. Feld, Esq.
                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
  (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of Proposed Public Offering:  March 17, 2003

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[    ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933)
[    ] immediately upon filing pursuant to paragraph (b)
[    ] on _____________ pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

[ X ] This form is filed to  register  additional  securities  for an offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is 333-89784.

         CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                               Post-EffectiProposed     Proposed
Title          of Amount Being  Amendment  Maximum      Maximum     Amount of
Securities        Registered       No.     Price        Aggregate   Registration
Being Registered                           Per Unit     Offering    Fee
                                                        Price
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of                           -
Beneficial        50,000                   $1,000       $50,000,000 $4,600(4)
Interest (2)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,800 shares      1      $1,010.686   $9,904,722.8$912(3)
Interest (2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        11,850            2      $1,010.686   $11,976,629.$1,102(3)
Interest (1)      shares
---------------------------------------------------------------------------------

(1)   Currently being registered.
(2)   Previously  registered  and  carried  forward  under  this  Registration
   Statement.
(3)   Calculated  pursuant  to Rule  457(d)  based on the net asset  value per share of  $1,010.686  on February  28,  2003;  paid January 28, 2003 by Fed
   Wire # 0128A1QF148C006869 in total amount of $4,600.
(4)   Registration fee previously paid.

The  Registrant's  Prospectus  and Statement of Additional  Information  dated
January 2, 2003, as filed with the Securities and Exchange  Commission on Form
N-2 on June 4, 2002,  amended  October  22, 2002 and  December  18, 2002 (File
Nos. 333-89784 and 811-21110) are hereby incorporated by reference.

                                   FORM N-2

                   OFI TREMONT CORE DIVERSIFIED HEDGE FUND

                                  SIGNATURES

         Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this registration  statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the City of New York, and State of New York, on
the 17th day of March, 2003.

                   OFI TREMONT CORE DIVERSIFIED HEDGE FUND

                            By: /s/ John V. Murphy
                         ---------------------------
                             Name: John V. Murphy
                               Title: President

         Pursuant  to  requirements  of  the  Securities  Act  of  1933,  this registration  statement  has  been  signed  by the  following  persons  in the capacities indicated.

Signatures                                Title                       Date
------------------                      ----------                    ----

/s/ John V. Murphy *                   President,
-------------------------------------  Principal Executive
John V. Murphy                         Officer, Trustee         March 17, 2003

/s/ Ronald J. Abdow *
-------------------------------------      Trustee              March 17, 2003

Ronald J. Abdow

/s/ Eustis Walcott
------------------------------------
                                           Trustee              March 17, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
-------------------------------------      Trustee              March 17, 2003

 Joseph M. Wiker

/s/ Peter I. Wold *                        Trustee              March 17, 2003

-------------------------------------
Peter I. Wold

/s/ Brian W. Wixted*                       Treasurer &      March 17, 2003

-------------------------------------      Principal Accounting
Brian W. Wixted                            Officer

* By: /s/ Robert G. Zack
      ------------------
   Robert G. Zack, Attorney-In-Fact